SUBSIDIARY PUBLIC ISSUERS - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	$ 3,618		$ 4,183
Long-term assets	62,283		59,928
Current liabilities	3,956		4,943
Long-term liabilities	33,433		32,882
Preferred equity	28,512	$ 26,912	26,286	$ 23,001	$ 24,458	$ 23,996
Borrowings	24,415		24,850
Non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	23,433		21,430
Borrowings	12,043		12,332
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	16,604		14,755
Preferred equity	16,604	15,526	14,755	11,845	12,708	12,303
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,908		2,892
Preferred equity	2,908	2,848	2,892	2,771	2,923	2,894
BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,686		2,561
Preferred equity
Disclosure of subsidiaries [line items]
Non-controlling interests	584		571
Preferred equity	584	573	571	601	619	613
Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Non-controlling interests	592		592
Preferred equity	592	$ 592	592	$ 592	$ 592	$ 592
Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	760		760
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	65		61
Long-term assets	5,086		4,860
Current liabilities	67		60
Long-term liabilities	0		0
Brookfield Renewable | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Brookfield Renewable | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Brookfield Renewable | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Brookfield Renewable | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	761		761
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	400		391
Long-term assets	246		241
Current liabilities	7		7
Long-term liabilities	0		0
BRP Equity | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	584		571
BRP Equity | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0		0
BRP Equity | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Canadian Finco
Disclosure of subsidiaries [line items]
Current assets	2,723		2,336
Long-term assets	3		3
Current liabilities	61		30
Long-term liabilities	2,651		2,299
Canadian Finco | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Canadian Finco | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Canadian Finco | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Canadian Finco | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Canadian Finco | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Canadian Finco | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Current assets	902		834
Long-term assets	46,078		33,830
Current liabilities	8,254		7,877
Long-term liabilities	15		16
Subsidiary Credit Supporters | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Subsidiary Credit Supporters | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,908		2,892
Subsidiary Credit Supporters | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Subsidiary Credit Supporters | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Subsidiary Credit Supporters | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	592		592
Subsidiary Credit Supporters | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	765		765
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	3,608		4,172
Long-term assets	62,208		59,860
Current liabilities	3,710		4,455
Long-term liabilities	30,767		30,567
Other Subsidiaries | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	16,604		14,755
Other Subsidiaries | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Other Subsidiaries | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,686		2,561
Other Subsidiaries | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Other Subsidiaries | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Other Subsidiaries | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(4,080)		(3,611)
Long-term assets	(51,337)		(38,866)
Current liabilities	(8,143)		(7,486)
Long-term liabilities	0		0
Consolidating adjustments | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0		0
Consolidating adjustments | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	0		0
Consolidating adjustments | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Preferred equity	0
Consolidating adjustments | Preferred limited partners' equity
Disclosure of subsidiaries [line items]
Preferred equity	$ (766)		$ (766)